Cost of Sales - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Cost Of Sales [Line Items]
Change in production costs	R 4,232	R 4,057
Percentage production cost increase	10.90%	12.00%
Change in inventory	R 50	R (487)	R (11)
Rehabilitation spend	82	92	R 90
Hidden Valley
Disclosure Of Cost Of Sales [Line Items]
Increase (Decrease) in depreciation	(230)
Mine Waste Solutions
Disclosure Of Cost Of Sales [Line Items]
Increase (Decrease) in depreciation	(102)
Mponeng
Disclosure Of Cost Of Sales [Line Items]
Increase (Decrease) in depreciation	R 149
Kalgold and Hidden Valley
Disclosure Of Cost Of Sales [Line Items]
Increase (Decrease) in depreciation		R (535)